Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 64,004	$ 680,792	$ 1,123,384
Prepaid expenses, current	22,212	236,002	312,584
Total Current Assets	86,216	916,794	1,435,968
Marketable securities held in Trust Account	20,767,832	178,532,948	175,953,964
Prepaid expenses, non-current			96,252
TOTAL ASSETS	20,854,048	179,449,742	177,486,184
Current Liabilities
Accrued offering costs and expenses	2,117,165	842,513	235,051
Promissory note – related party	1,800,000	1,500,000
Related party payable	58,640	158,640
Total Current Liabilities	3,975,805	2,501,153	235,051
Commitments and Contingencies
Class A ordinary shares, par value $0.0001; subject to possible redemption, 1,949,468 shares as of March 31, 2023 and 17,250,000 shares as of December 31, 2022, respectively, at redemption value	20,767,832	178,532,948	175,950,000
Shareholders’ (Deficit) Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 300,000 issued and outstanding (excluding 1,949,468 shares subject to possible redemption as of March 31, 2023 and 17,250,000 shares subject to possible redemption as of December 31, 2022, respectively)	30	30	30
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 4,312,500 shares issued and outstanding	431	431	431
Additional paid-in capital			1,708,296
Accumulated deficit	(3,890,050)	(1,584,820)	(407,624)
Total Shareholders’ Deficit	(3,889,589)	(1,584,359)	1,301,133
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 20,854,048	$ 179,449,742	$ 177,486,184